Schedule of Other Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Lessee Disclosure [Abstract]
Operating lease cost	$ 525	$ 527	$ 1,578	$ 1,577
Short-term and variable lease cost	38	31	112	95
Total rent expense	563	558	1,690	1,672
Cash paid for amounts included in the measurement of lease liabilities	$ 456	$ 595	$ 1,816	$ 1,739